Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Electronic office equipment	56,058	57,586	8,235
Leasehold improvements	462,622	555,154	79,386
Furniture, fixtures and equipment	147,255	155,329	22,212
Total	665,935	768,069	109,833
Less: Accumulated depreciation	(511,410)	(552,660)	(79,030)
Subtotal	154,525	215,409	30,803
Construction in progress	21,765	17,348	2,481
Total	176,290	232,757	33,284

Schedule of Depreciation Included in Consolidated Statements of comprehensive (loss)/income

Depreciation expense was RMB155.0 million, RMB114.6 million and RMB97.5 million (US$13.9 million) for the years ended December 31, 2023, 2024 and 2025, respectively, and were included in the following financial statement line items in the consolidated statements of comprehensive (loss)/income:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
		(in thousands)
Cost of goods sold	36,086	20,295	17,872	2,555
Fulfillment expenses	104,009	87,169	72,446	10,360
Sales and marketing expenses	1,304	662	504	72
General and administrative expenses	2,492	2,735	5,440	778
Product development expenses	11,110	3,737	1,280	183
Total	155,001	114,598	97,542	13,948